Network Operaton And Support Expenses	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure Of Network Operation and Support Expenses Explanatory
5	NETWORK OPERATION AND SUPPORT EXPENSES
Details of network operation and support expenses are as follows:

	Note	2020 Million	2019 Million	2018 Million
Maintenance, operation support and related expenses		117,758	92,980	95,656
Power and utilities expenses		37,661	32,837	32,032
Charges for use of tower assets	(i) (iii)	26,836	25,518	38,981
Charges for use of lines and network assets	(ii) (iii)	8,224	7,715	8,489
Charges for use of other assets	(ii) (iii)	6,149	7,492	16,102
Others		9,796	9,268	8,747

		206,424	175,810	200,007

Note:

(i)
Charges for use of tower assets include the non-lease components charges (maintenance, power and related support services) for use of telecommunications towers and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred.

(ii)
Charges for use of lines and network assets and other assets mainly include the non-lease
components charges and the lease components charges for lease contracts that exempted from recognition of right-of-use
assets and lease liabilities, such as short-term lease payments, lease payments of low-value
assets and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred.

(iii)
For the year ended December 31, 2020, short-term lease payments and lease payments of low-value
assets amounted to RMB4,462 million (2019: RMB6,757 million; 2018: nil)
,
and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred, amounted to RMB7,770 million (2019: RMB8,186 million; 2018: nil)
.